Short-term bank borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended														2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	May 19, 2020	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)
Short-term bank borrowings
Short-term bank borrowings				¥ 134,780															¥ 72,500	$ 10,512
Weighted average interest rates (as a percent)				5.90%															6.60%	6.60%
Minimum
Short-term bank borrowings
Debt instrument term																			30 days
Maximum
Short-term bank borrowings
Debt instrument term																			5 years
Secured bank loans
Short-term bank borrowings
Short-term bank borrowings				¥ 134,600															¥ 72,500
Unsecured bank loans
Short-term bank borrowings
Short-term bank borrowings				180
Loan from Bank of Shanghai in Shenzhen
Short-term bank borrowings
Debt instrument term														1 year
Borrowed amount					¥ 50,000									¥ 50,000
Interest rate (as a percent)														4.35%												3.85%	3.85%			4.35%
Collateral														¥ 54,065												¥ 50,568	$ 7,750			$ 7,750
Loan from Agriculture Bank of China in Shenzhen
Short-term bank borrowings
Debt instrument term													1 year
Borrowed amount						¥ 30,000							¥ 30,000
Interest rate (as a percent)													4.35%																4.35%
Collateral													¥ 32,624																$ 5,000
Loan from Bank of Shanghai
Short-term bank borrowings
Debt instrument term												1 year
Borrowed amount						¥ 30,000						¥ 30,000
Interest rate (as a percent)												6.05%
Line of credit from Bank of Shanghai
Short-term bank borrowings
Collateral												¥ 54,926
Line of credit													¥ 100,000
Borrowing from Shenzhen Zhongxiaodan Commercial Insurance Co., Ltd.
Short-term bank borrowings
Interest rate (as a percent)																												12.00%
Zhejiang Chouzhou Commercial Bank Loan
Short-term bank borrowings
Debt instrument term			1 year								1 year
Borrowed amount			¥ 100,000	100,000							¥ 100,000
Repayment of borrowings			¥ 84,600
Zhejiang Chouzhou Commercial Bank Loan | Minimum
Short-term bank borrowings
Interest rate (as a percent)											7.50%
Zhejiang Chouzhou Commercial Bank Loan | Maximum
Short-term bank borrowings
Interest rate (as a percent)											8.11%
Loans from Bank of Hangzhou
Short-term bank borrowings
Debt instrument term							6 months											6 months
Borrowed amount				4,000			¥ 4,000										¥ 20,000	¥ 20,000
Interest rate (as a percent)							5.60%
Collateral																	¥ 52,968	¥ 52,968
Loans from Bank of Hangzhou | Minimum
Short-term bank borrowings
Interest rate (as a percent)																	5.60%	5.60%
Loans from Bank of Hangzhou | Maximum
Short-term bank borrowings
Interest rate (as a percent)																	5.80%	5.80%
Loans from China Guangfa Bank
Short-term bank borrowings
Debt instrument term										1 year
Borrowed amount										¥ 30,000													¥ 30,000
Interest rate (as a percent)										4.20%
Collateral																	¥ 22,571	¥ 22,571
Loans from Bank of Ningbo
Short-term bank borrowings
Debt instrument term															1 year
Borrowed amount									¥ 20,000						¥ 20,000
Interest rate (as a percent)									6.50%						6.50%
Loans from Bank Of China
Short-term bank borrowings
Debt instrument term		6 months				1 year
Borrowed amount		¥ 30,000		30,000		¥ 50,000																¥ 50,000			¥ 50,000
Interest rate (as a percent)		3.80%				4.35%
Collateral				84,333													¥ 141,528	141,528	¥ 44,889
Six-month loan from Bank of China
Short-term bank borrowings
Debt instrument term																	6 months
Borrowed amount																	¥ 50,000	¥ 50,000
Interest rate (as a percent)																	5.66%	5.66%
One-year loans from Bank of China
Short-term bank borrowings
Debt instrument term																	1 year
Borrowed amount																	¥ 30,000	¥ 30,000
Interest rate (as a percent)																	4.35%	4.35%
Loan Bank of Nanjing
Short-term bank borrowings
Debt instrument term					1 year
Borrowed amount					¥ 180																¥ 180
Interest rate (as a percent)					5.00%
Borrowing from China Construction Bank
Short-term bank borrowings
Debt instrument term									1 year
Borrowed amount									¥ 20,000						¥ 20,000
Interest rate (as a percent)									6.15%						6.15%
Loans from China Everbright Bank
Short-term bank borrowings
Debt instrument term																1 year
Borrowed amount				19,500				¥ 19,500								¥ 19,500
Interest rate (as a percent)								5.85%								5.85%
Collateral																	¥ 84,396	¥ 84,396
Loans from Shanghai Pudong Development Bank
Short-term bank borrowings
Debt instrument term								1 year
Borrowed amount				40,000				¥ 40,000								¥ 40,000
Interest rate (as a percent)								5.75%								5.75%
Collateral																	¥ 54,013	¥ 54,013
Zhejiang Chouzhou Commercial Bank
Short-term bank borrowings
Debt instrument term	11 months
Borrowed amount	¥ 42,500																							¥ 100,000
Interest rate (as a percent)	7.50%																							7.50%
Repayment of borrowings				¥ 15,400